Dividends (Details) - $ / shares	Dec. 24, 2024	Oct. 11, 2024	May 03, 2024	Dec. 23, 2023	Jul. 12, 2023	Jan. 05, 2023	Oct. 07, 2022
Dividends [Line Items]
Dividend per share	$ 0.05	$ 0.02	$ 0.05	$ 0.05	$ 0.1	$ 0.05	$ 0.15